Submission	Feb. 27, 2025
Submission [Line Items]
Central Index Key	0000016875
Registrant Name	CANADIAN PACIFIC KANSAS CITY LTD/CN
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES